Exchange rates	12 Months Ended
Dec. 31, 2025
Foreign exchange rates [abstract]
Exchange rates

5. Exchange rates
The Group uses the average of exchange rates prevailing during the period to translate the results and cash flows of overseas subsidiaries, joint ventures and associates into Sterling and period end rates to translate the net assets of those entities. The currencies which most influence these translations and the relevant exchange rates were:

	2025	2024	2023
Average rates:
US$/£	1.31	1.28	1.24
Euro/£	1.17	1.18	1.15
Yen/£	198	193	175

	2025	2024	2023
Period end rates:
US$/£	1.35	1.25	1.27
Euro/£	1.15	1.20	1.15
Yen/£	211	197	180